OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Receivables [Abstract]
Agent receivables	$ 2,070	$ 2,496
Advances	486	282
Claims receivables	420	927
Other receivables	8,011	11,287
Other Receivables, Net, Current	$ 10,987	14,992
Allowance for Doubtful Other Receivables, Current		$ 0	$ 0